UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: June 30, 2009"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI August 4, 2009"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 57
	"Form 13F Information Table Value Total:  $113,404"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"5,725"	"121,802"			other	0	"18,150"	0	"103,652"
	Air Products & Chemicals	com	009158106	"3,097"	"47,645"			other	0	"5,725"	0	"41,920"
	"Alcon, Inc"	com	013826497	"1,746"	"15,050"			other	0	"2,225"	0	"12,825"
	American Int'l Group	com	026874107	12	"12,497"			other	0	250	0	"12,247"
	Amgen	com	031162100	955	"18,010"			other	0	"1,750"	0	"16,260"
	"Apple, Inc"	com	037833100	"2,030"	"14,295"			other	0	"2,950"	0	"11,345"
	Automatic Data Processing	com	053015103	"4,319"	"123,395"			other	0	"17,550"	0	"105,845"
	BP PLC ADS	com	055622104	532	"11,075"			other	0	300	0	"10,775"
	Burlington Northern Santa Fe	com	12189T104	"1,496"	"20,215"			other	0	"2,400"	0	"17,815"
	Canadian Nat'l Railway	com	136375102	"1,359"	"31,610"			other	0	"6,450"	0	"25,160"
	Chevron Corporation	com	166764100	207	"3,132"			other	0	500	0	"2,632"
	Cisco Systems	com	17275R102	"5,372"	"282,750"			other	0	"48,490"	0	"234,260"
	Coca-Cola	com	191216100	520	"10,831"			other	0	0	0	"10,831"
	Colgate-Palmolive	com	194162103	"7,175"	"101,052"			other	0	"18,550"	0	"82,502"
	Computershare Ltd.	com	20557R105	576	"82,250"			other	0	"14,500"	0	"67,750"
	Core Laboratories N.V.	com	N22717107	300	"3,450"			other	0	500	0	"2,950"
	Dentsply International Inc.	com	249030107	795	"25,650"			other	0	"4,750"	0	"20,900"
	Diageo PLC	com	25243Q205	956	"16,775"			other	0	825	0	"15,950"
	Emerson Electric	com	291011104	"1,278"	"39,930"			other	0	"4,400"	0	"35,530"
	Encana Corp.	com	292505104	"1,041"	"21,250"			other	0	"4,850"	0	"16,400"
	Expeditors Intl Wash. Inc.	com	302130109	982	"29,745"			other	0	"5,200"	0	"24,545"
	Exxon-Mobil	com	30231G102	661	"9,437"			other	0	75	0	"9,362"
	FedEx Corp.	com	31428x106	827	"14,770"			other	0	"2,400"	0	"12,370"
	General Electric	com	369604103	802	"66,803"			other	0	"3,500"	0	"63,303"
	Google Inc.	com	38259P508	"1,164"	"2,758"			other	0	705	0	"2,053"
	Heineken Holding NV	com	N39338194	554	"17,325"			other	0	"1,900"	0	"15,425"
	Heinz H. J.	com	423074103	307	"8,540"			other	0	0	0	"8,540"
	Home Depot	com	437076102	"1,212"	"50,518"			other	0	"6,800"	0	"43,718"
	Independent Bank	com	453838104	21	"20,534"			other	0	0	0	"20,534"
	Johnson & Johnson	com	478160104	"7,452"	"130,730"			other	0	"20,450"	0	"110,280"
	"Lilly, Eli"	com	532457108	335	"9,578"			other	0	900	0	"8,678"
	Linear Technology	com	402590391	"4,000"	"173,893"			other	0	"26,215"	0	"147,678"
	Lowe's Cos.	com	548661107	"1,979"	"104,177"			other	0	"19,800"	0	"84,377"
	McDonald's Corp.	com	580135101	"1,072"	"18,805"			other	0	50	0	"18,755"
	Medtronic Inc.	com	585055106	"2,488"	"71,077"			other	0	"12,550"	0	"58,527"
	Microsoft	com	594918104	"2,183"	"90,958"			other	0	"14,500"	0	"76,458"
	NestleSA	com	641069406	309	"8,135"			other	0	350	0	"7,785"
	Novartis AG ADS	com	66987v109	353	"8,600"			other	0	900	0	"7,700"
	Paychex Inc.	com	704326107	"3,188"	"127,534"			other	0	"20,500"	0	"107,034"
	Peabody Energy	com	704549104	357	"11,895"			other	0	"4,175"	0	"7,720"
	Pepisco	com	713448108	"5,528"	"100,495"			other	0	"17,075"	0	"83,420"
	Procter & Gamble	com	742718109	"5,169"	"101,351"			other	0	"13,250"	0	"88,101"
	Qualcomm Inc.	com	747525103	"4,796"	"106,585"			other	0	"20,375"	0	"86,210"
	Reckitt Benckiser Group 	com	G74079107	243	"5,400"			other	0	"1,500"	0	"3,900"
	Schlumberger	com	806857108	"3,050"	"56,480"			other	0	"8,500"	0	"47,980"
	Standard Chartered	com	G84228157	943	"49,650"			other	0	"9,450"	0	"40,200"
	Staples Inc.	com	855030102	481	"24,062"			other	0	"3,200"	0	"20,862"
	State Street Corp.	com	857473102	"1,249"	"26,564"			other	0	"1,265"	0	"25,299"
	Stryker Corp.	com	863667101	"6,254"	"156,353"			other	0	"23,850"	0	"132,503"
	Suncor Energy	com	867229109	851	"28,355"			other	0	"6,500"	0	"21,855"
	Sysco  Corp.	com	871829107	"5,521"	"250,958"			other	0	"38,900"	0	"212,058"
	Target Corp.	com	87612E106	731	"18,735"			other	0	"4,200"	0	"14,535"
	United Technologies	com	913017109	"1,842"	"35,425"			other	0	"6,500"	0	"28,925"
	Walgreen	com	931422109	"2,748"	"94,748"			other	0	"15,100"	0	"79,648"
	Wal-Mart Stores	com	931142103	"1,285"	"26,780"			other	0	600	0	"26,180"
	Wells Fargo	com	949746101	784	"32,669"			other	0	"2,900"	0	"29,769"
	Woodside Petroleum	com	980228308	"2,192"	"64,480"			other	0	"8,450"	0	"56,030"